Net Sales (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 27, 2014		Sep. 28, 2013		Sep. 29, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 42,123	$ 37,432	$ 45,646	$ 57,594	$ 37,472	$ 35,323	$ 43,603	$ 54,512	$ 182,795		$ 170,910		$ 156,508
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									68,909		66,197		60,949
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									30,638	[1]	25,946	[1]	22,797	[1]
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 83,248		$ 78,767		$ 72,762

[1]	China includes Hong Kong.